Financing Liabilities - The Changes in Liabilities Arising from Financing Activities (Detail) - JPY (¥) ¥ in Millions		12 Months Ended
		Mar. 31, 2021		Mar. 31, 2020		Mar. 31, 2019
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		¥ 7,811,341		¥ 7,418,005		¥ 6,855,427
Cash flows from financing activities		(96,734)		264,017		351,947
Cash flows from operating activities		(5,446)		(10,001)		(9,187)
Non-cash changes, Acquisitions		67,716		78,923		37,028
Non-cash changes, Changes in foreign currency exchange rates		280,543		(217,190)		132,261
Non-cash changes, Changes in fair value		(38,946)		14,935		47,487
Non-cash changes, Other		(13,943)		(9,580)		3,042
Changes in liabilities arising from financing activities, ending balance		8,004,531		7,811,341		7,418,005
Adjusted [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance				7,690,237
Changes in liabilities arising from financing activities, ending balance						7,690,237
Short-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		1,424,667		1,473,624		1,236,647
Cash flows from financing activities		(179,512)		(1,993)		221,551
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		55,337		(42,424)		14,568
Non-cash changes, Changes in fair value
Non-cash changes, Other		(1,145)		(4,540)		858
Changes in liabilities arising from financing activities, ending balance		1,299,347		1,424,667		1,473,624
Long-term financing liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		6,045,019		5,857,496		5,562,363
Cash flows from financing activities		149,807		362,131		174,160
Cash flows from operating activities
Non-cash changes, Acquisitions
Non-cash changes, Changes in foreign currency exchange rates		222,565		(170,345)		118,789
Non-cash changes, Changes in fair value
Non-cash changes, Other		4,247		(4,263)		2,184
Changes in liabilities arising from financing activities, ending balance		6,421,638		6,045,019		5,857,496
Lease liabilities [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance		330,040	[1]	62,308		72,623
Cash flows from financing activities		(67,628)		(78,659)	[1]	(47,106)
Cash flows from operating activities					[1]
Non-cash changes, Acquisitions		67,716		78,923	[1]	37,028
Non-cash changes, Changes in foreign currency exchange rates		4,346		(3,987)	[1]	(237)
Non-cash changes, Changes in fair value					[1]
Non-cash changes, Other		(17,045)		(777)	[1]
Changes in liabilities arising from financing activities, ending balance		317,429		330,040	[1]	62,308
Lease liabilities [member] | Adjusted [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[1]			334,540
Changes in liabilities arising from financing activities, ending balance	[1]					334,540
Derivative financial liabilities (assets) [member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in liabilities arising from financing activities, beginning balance	[2]	11,615		24,577		(16,206)
Cash flows from financing activities	[2]	599		(17,462)		3,342
Cash flows from operating activities	[2]	(5,446)		(10,001)		(9,187)
Non-cash changes, Acquisitions	[2]
Non-cash changes, Changes in foreign currency exchange rates	[2]	(1,705)		(434)		(859)
Non-cash changes, Changes in fair value	[2]	(38,946)		14,935		47,487
Non-cash changes, Other	[2]
Changes in liabilities arising from financing activities, ending balance	[2]	¥ (33,883)		¥ 11,615		¥ 24,577

[1]	Honda has adopted IFRS 16 with a date of initial application of April 1, 2019 and recognized additional lease liabilities of ¥272,232 million as of April 1, 2019.
[2]	Derivative financial liabilities (assets) are held by the finance subsidiaries of the Company to hedge foreign currency risk for principals and interests payment of long-term financing liabilities. The cash flows related to repayments of principals are included in cash flows from financing activities, while the cash flows related to interest paid are included in cash flows from operating activities.